LONG-TERM DEBT (Details)		1 Months Ended					12 Months Ended
	Dec. 08, 2015 CNY (¥)	Oct. 31, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jul. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 08, 2015 USD ($)	Apr. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
LONG-TERM DEBT
Undrawn loan facilities							¥ 63,358,721		¥ 49,512,130
Outstanding principal amount
Subtotal							3,073,936,327		2,422,584,323
Less: Current portion of long-term debt							(306,113,338)		(453,131,683)
Total long-term borrowings							2,767,822,989		1,969,452,640
Long-term Debt, Fiscal Year Maturity [Abstract]
2017							306,113,338
2018							2,293,893,014
2019							534,976,821
Principal of long term debt							3,134,983,173		2,465,314,365
Restricted Cash and Cash Equivalents, Current							257,059,302		206,944,000		$ 37,024,241
Repayments of Related Party Debt		¥ 200,000,000					200,000,000	$ 28,805,992
China Development Bank [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Agreement duration						5 years
Long-term bank borrowing guaranteed by guarantee agent
LONG-TERM DEBT
Principal amount									¥ 32,000,000
Interest rate (as a percent)									5.775%			5.775%
Loan facility maximum borrowing capacity																¥ 80,000,000
Debt Instrument Collateral Percentage Of Consolidated Net Assets									3.68%			3.68%
Debt Instrument Collateral Percentage Of Subsidiary's Equity Interest									5.76%			5.76%
Debt Instrument Principal And Interest Payment Period									3 years
Debt Instrument, Frequency of Periodic Payment									quarterly
Outstanding principal amount
Subtotal									¥ 32,000,000
Long-term borrowings collateralized by vehicles
Outstanding principal amount
Subtotal							¥ 292,605,866		530,173,126
Long-term borrowings collateralized by vehicles | China Development Bank [Member]
LONG-TERM DEBT
Interest rate (as a percent)							5.225%				5.225%
Collateral to secure certain long-term borrowing arrangements							¥ 136,290,802
Debt Instrument Principal And Interest Payment Period							3 years	3 years
Outstanding principal amount
Subtotal							¥ 218,000,000
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term Line of Credit					$ 220,000,000	¥ 1,500,000,000
Debt Instrument, Interest Rate, Initial Percentage					5.225%
Long-term borrowings collateralized by vehicles | Several third party financing companies borrowings 2014, 2015 and 2016
LONG-TERM DEBT
Collateral to secure certain long-term borrowing arrangements							¥ 328,782,218		¥ 508,966,714
Debt Instrument Principal And Interest Payment Period							3 years	3 years
Debt Instrument, Frequency of Periodic Payment							monthly	monthly
Contractual life									3 years
Outstanding principal amount
Subtotal							¥ 74,605,866		¥ 243,199,004
Long-term Debt, Fiscal Year Maturity [Abstract]
Principal of long term debt							¥ 687,048,883
Long-term borrowings collateralized by vehicles | Several third party financing companies borrowings 2014, 2015 and 2016 | Minimum
LONG-TERM DEBT
Interest rate (as a percent)							5.20%		8.50%		5.20%	8.50%
Long-term borrowings collateralized by vehicles | Several third party financing companies borrowings 2014, 2015 and 2016 | Maximum
LONG-TERM DEBT
Interest rate (as a percent)							9.12%		13.00%		9.12%	13.00%
Long-term borrowings collateralized by vehicles | Third party financing company borrowings 2014, 2015 and 2016
LONG-TERM DEBT
Interest rate (as a percent)									11.00%			11.00%
Collateral to secure certain long-term borrowing arrangements | $												$ 288,885,933
Debt Instrument, Frequency of Periodic Payment									quarterly
Contractual life									3 years
Outstanding principal amount
Subtotal									¥ 286,974,122
Long-term bank borrowings with receivable pledged as collateral
Outstanding principal amount
Subtotal							¥ 189,427,307		¥ 304,421,239
Long-term bank borrowings with receivable pledged as collateral | Bank brrowings september 2014
LONG-TERM DEBT
Interest rate (as a percent)							5.225%		5.225%		5.225%	5.225%
Loan facility maximum borrowing capacity															¥ 155,000,000
Debt Instrument Principal And Interest Payment Period							3 years	3 years
Debt Instrument, Frequency of Periodic Payment							monthly	monthly
Outstanding principal amount
Subtotal							¥ 121,330,685		¥ 198,933,369
Long-term bank borrowings with receivable pledged as collateral | Bank loan facility September 2014
LONG-TERM DEBT
Interest rate (as a percent)							4.9875%				4.9875%
Debt Instrument Principal And Interest Payment Period							3 years	3 years
Debt Instrument, Frequency of Periodic Payment							monthly	monthly
Outstanding principal amount
Subtotal							¥ 68,096,622		¥ 105,487,870
Entrusted long-term borrowing from a related party
LONG-TERM DEBT
Interest rate (as a percent)									6.90%			6.90%
Loan facility maximum borrowing capacity														¥ 300,000,000
Debt Instrument Principal And Interest Payment Period									3 years
Outstanding principal amount
Subtotal							100,000,000		¥ 300,000,000
Long-term Debt, Fiscal Year Maturity [Abstract]
Principal of long term debt							100,000,000		300,000,000
Repayments of Related Party Debt		¥ 200,000,000
2018 Senior Notes
LONG-TERM DEBT
Principal amount	¥ 1,281,560,000												$ 200,000,000
Issued value of debt, as a percent to par value	99.342%
Interest rate (as a percent)	7.50%												7.50%
Debt Related Commitment Fees and Debt Issuance Costs							34,538,769
Debt discount							¥ 8,432,665
Effect interest rate (as a percent)	7.75%						8.99%				8.99%		7.75%
Outstanding principal amount
Subtotal							¥ 1,356,213,357		1,255,989,958
Long-term Debt, Fiscal Year Maturity [Abstract]
Principal of long term debt							1,387,400,000		1,298,720,000
2018 Senior Notes | Change of control triggering event
LONG-TERM DEBT
Redemption price as a percent to principal amount	101.00%
2018 Senior Notes | Redemption option at the Company's option
LONG-TERM DEBT
Redemption price as a percent to principal amount	100.00%
Percentage of principal amount added to redemption price	1.00%												1.00%
2018 Senior Notes | Redemption from net proceeds of sales of common stock
LONG-TERM DEBT
Redemption price as a percent to principal amount	107.50%
Maximum principal amount that may be redeemed (as a percent)	35.00%												35.00%
Minimum principal amount that should remain outstanding after redemption (as a percent)	65.00%												65.00%
Redemption period after sales of common stock	60 days
Syndicated loan
LONG-TERM DEBT
Principal amount | $											$ 150,000,000
Outstanding principal amount
Subtotal							¥ 1,010,689,797
Long-term Debt, Fiscal Year Maturity [Abstract]
Principal of long term debt | $											150,000,000
Debt Instrument, Description of Variable Rate Basis							LIBOR + 3.50%	LIBOR + 3.50%
Restricted Cash and Cash Equivalents, Current | $											$ 1,547,240
Syndicated loan | Initial Facility [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Proceeds from Issuance of Long-term Debt | $				$ 110,000,000
Syndicated loan | GreenShoe Facility [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Proceeds from Issuance of Long-term Debt | $			$ 150,000,000	$ 40,000,000
Long-term bank borrowings
LONG-TERM DEBT
Interest rate (as a percent)							4.9875%				4.9875%
Loan facility maximum borrowing capacity							¥ 150,000,000
Debt Instrument, Frequency of Periodic Payment							quarterly	quarterly
Contractual life							3 years	3 years
Outstanding principal amount
Subtotal							¥ 125,000,000